UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Central Fund

March 31, 2008

1.847666.101

VIGC-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp. 6.3% 3/1/38	$ 2,925,000	$ 2,992,562
Household Durables - 0.3%
Fortune Brands, Inc.:
5.125% 1/15/11	4,010,000	4,014,640
5.875% 1/15/36	5,320,000	4,544,908
Newell Rubbermaid, Inc. 6.25% 4/15/18	1,190,000	1,213,626
		9,773,174
Media - 1.0%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	102,834
6.875% 5/1/12	290,000	299,378
7.625% 4/15/31	1,625,000	1,699,602
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,769,261
5.5% 3/15/11	2,675,000	2,695,295
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,351,611
4.625% 6/1/13	3,475,000	3,337,699
6.45% 12/1/36 (a)	1,560,000	1,504,650
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,016,732
News America, Inc.:
6.15% 3/1/37	1,745,000	1,648,383
6.2% 12/15/34	6,695,000	6,376,197
Time Warner Cable, Inc.:
5.85% 5/1/17	2,467,000	2,361,437
6.55% 5/1/37	5,604,000	5,290,070
Time Warner, Inc. 5.875% 11/15/16	400,000	380,382
Viacom, Inc.:
5.75% 4/30/11	1,410,000	1,425,017
6.125% 10/5/17	2,710,000	2,642,497
6.75% 10/5/37	935,000	896,673
		38,797,718
TOTAL CONSUMER DISCRETIONARY		51,563,454
CONSUMER STAPLES - 1.3%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	1,705,000	1,763,903
5.75% 10/23/17	3,817,000	3,909,123
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,185,000	2,164,756
		7,837,782

	Principal Amount	Value
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	$ 7,236,026	$ 6,893,401
6.302% 6/1/37 (f)	5,910,000	5,419,612
		12,313,013
Food Products - 0.5%
Cargill, Inc. 6.625% 9/15/37 (a)	3,333,000	3,226,151
General Mills, Inc. 5.2% 3/17/15	3,620,000	3,630,310
H.J. Heinz Co. 6.428% 12/1/08 (a)(f)	2,935,000	2,984,660
Kraft Foods, Inc.:
6.125% 2/1/18	2,376,000	2,374,496
6.875% 2/1/38	4,900,000	4,822,066
		17,037,683
Personal Products - 0.2%
Avon Products, Inc. 5.75% 3/1/18	5,995,000	6,103,462
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	3,055,000	3,024,163
TOTAL CONSUMER STAPLES		46,316,103
ENERGY - 2.5%
Energy Equipment & Services - 0.4%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,822,899
Transocean, Inc. 6% 3/15/18	5,810,000	5,976,311
Weatherford International Ltd. 7% 3/15/38	2,250,000	2,284,081
		15,083,291
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.:
5.95% 9/15/16	4,745,000	4,907,032
6.45% 9/15/36	1,155,000	1,176,198
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,274,446
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,587,563
6.25% 2/15/13	855,000	886,209
6.75% 2/15/32	4,255,000	4,047,577
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,102,617
El Paso Natural Gas Co. 5.95% 4/15/17	3,330,000	3,266,231
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,630,512
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	338,063
Energy Transfer Partners LP:
6.7% 7/1/18	1,795,000	1,808,427
7.5% 7/1/38	3,000,000	3,007,602
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,939,950
Nakilat, Inc. 6.067% 12/31/33 (a)	4,015,000	3,648,471
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	$ 925,000	$ 865,725
Nexen, Inc.:
5.875% 3/10/35	1,655,000	1,506,083
6.4% 5/15/37	2,125,000	2,034,983
NGPL PipeCo LLC 6.514% 12/15/12 (a)	1,980,000	2,056,317
Pemex Project Funding Master Trust:
3.6756% 12/3/12 (a)(f)	410,000	391,550
4.1% 6/15/10 (a)(f)	4,480,000	4,446,400
6.125% 8/15/08	236,000	237,534
Plains All American Pipeline LP:
6.125% 1/15/17	1,250,000	1,270,640
6.65% 1/15/37	3,190,000	3,021,957
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (a)	2,375,000	2,358,684
6.332% 9/30/27 (a)	2,415,000	2,203,663
Talisman Energy, Inc. yankee 6.25% 2/1/38	1,335,000	1,229,954
TEPPCO Partners LP:
6.65% 4/15/18	1,811,000	1,829,333
7.55% 4/15/38	3,470,000	3,498,562
Texas Eastern Transmission LP 6% 9/15/17 (a)	2,434,000	2,569,002
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	615,000	619,613
Valero Energy Corp. 6.625% 6/15/37	1,575,000	1,505,486
		77,266,384
TOTAL ENERGY		92,349,675
FINANCIALS - 9.4%
Capital Markets - 2.4%
Bear Stearns Companies, Inc. 6.95% 8/10/12	6,445,000	6,448,177
BlackRock, Inc. 6.25% 9/15/17	3,685,000	3,770,101
Goldman Sachs Group, Inc.:
5.25% 10/15/13	3,770,000	3,748,372
5.625% 1/15/17	3,000,000	2,877,975
5.7% 9/1/12	2,935,000	3,013,003
6.15% 4/1/18	3,889,000	3,883,229
6.6% 1/15/12	4,610,000	4,874,190
6.75% 10/1/37	6,705,000	6,237,883
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,066,719
6.25% 6/15/12	6,015,000	6,111,276
JPMorgan Chase Capital XVII 5.85% 8/1/35	6,975,000	5,904,400

	Principal Amount	Value
JPMorgan Chase Capital XX 6.55% 9/29/36	$ 3,090,000	$ 2,703,314
Lazard Group LLC:
6.85% 6/15/17	3,230,000	3,024,653
7.125% 5/15/15	5,585,000	5,432,362
Lehman Brothers Holdings, Inc.:
5.625% 1/24/13	1,887,000	1,834,853
6.2% 9/26/14	3,100,000	3,057,604
6.75% 12/28/17	1,755,000	1,687,108
6.875% 7/17/37	3,100,000	2,687,852
Merrill Lynch & Co., Inc. 4.25% 2/8/10	7,275,000	7,102,437
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,392,423
6.6% 4/1/12	7,695,000	7,978,007
UBS AG, Stamford 5.875% 12/20/17	3,145,000	3,214,593
		89,050,531
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	1,480,000	1,470,019
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,053,512
Credit Suisse First Boston 6% 2/15/18	6,110,000	6,095,415
Export-Import Bank of Korea 5.5% 10/17/12	6,570,000	6,737,128
HSBC Holdings PLC 6.5% 9/15/37	7,355,000	7,229,744
Korea Development Bank:
3.875% 3/2/09	5,775,000	5,769,173
5.3% 1/17/13	3,805,000	3,927,483
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,517,167
Standard Chartered Bank 6.4% 9/26/17 (a)	4,625,000	4,713,703
SunTrust Bank 7.25% 3/15/18	3,601,000	3,682,660
Wachovia Bank NA:
4.875% 2/1/15	4,405,000	4,160,655
5.85% 2/1/37	3,000,000	2,532,555
Wachovia Corp. 4.875% 2/15/14	785,000	764,696
Wells Fargo & Co. 5.625% 12/11/17	4,754,000	4,862,681
		57,516,591
Consumer Finance - 1.1%
American Express Co.:
6.15% 8/28/17	3,625,000	3,608,285
8.15% 3/19/38	3,450,000	3,823,293
American General Finance Corp. 6.9% 12/15/17	2,370,000	2,316,139
Discover Financial Services 3.4313% 6/11/10 (a)(f)	11,045,000	9,327,558
General Electric Capital Corp.:
5.625% 9/15/17	2,420,000	2,476,287
5.875% 1/14/38	3,600,000	3,469,889
6.375% 11/15/67 (f)	4,000,000	3,914,076
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
MBNA America Bank NA 7.125% 11/15/12	$ 1,075,000	$ 1,191,792
MBNA Corp. 7.5% 3/15/12	1,860,000	2,064,407
SLM Corp.:
3.4713% 7/27/09 (f)	1,064,000	895,177
3.4913% 7/26/10 (f)	6,312,000	4,970,807
4% 1/15/09	1,020,000	918,434
4.5% 7/26/10	2,555,000	2,096,429
		41,072,573
Diversified Financial Services - 0.9%
Bank of America Corp. 7.4% 1/15/11	9,125,000	9,771,260
Citigroup, Inc.:
5% 9/15/14	1,175,000	1,107,351
5.875% 5/29/37	1,400,000	1,215,962
JPMorgan Chase & Co.:
4.891% 9/1/15 (f)	20,000	19,314
5.6% 6/1/11	127,000	132,943
5.75% 1/2/13	3,500,000	3,656,338
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	2,966,993
5.35% 4/15/12 (a)	1,700,000	1,663,091
5.5% 1/15/14 (a)	2,405,000	2,268,824
TECO Finance, Inc. 7% 5/1/12 (a)	1,740,000	1,875,621
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(f)	3,400,000	3,090,773
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(f)	4,035,000	3,641,329
		31,409,799
Insurance - 0.5%
American International Group, Inc. 5.85% 1/16/18	4,750,000	4,661,370
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	399,446
Lincoln National Corp. 7% 5/17/66 (f)	1,475,000	1,352,543
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,335,547
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,488,420
Symetra Financial Corp. 6.125% 4/1/16 (a)	6,355,000	5,934,185
		19,171,511
Real Estate Investment Trusts - 2.2%
AMB Property LP 5.9% 8/15/13	2,575,000	2,617,493
Arden Realty LP 5.25% 3/1/15	625,000	639,453
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,275,055
5.625% 12/15/10	2,260,000	2,107,879
5.7% 5/1/17	5,000,000	4,056,600
5.75% 4/1/12	1,115,000	1,035,292

	Principal Amount	Value
Camden Property Trust 5.375% 12/15/13	$ 2,985,000	$ 2,802,285
Colonial Properties Trust:
4.75% 2/1/10	2,045,000	2,013,738
4.8% 4/1/11	930,000	880,354
5.5% 10/1/15	6,290,000	4,983,844
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	994,885
4.625% 8/1/10	225,000	215,987
5% 5/3/10	2,435,000	2,391,433
5.25% 4/15/11	2,335,000	2,236,734
5.375% 10/15/12	1,240,000	1,158,007
Duke Realty LP:
4.625% 5/15/13	925,000	816,017
5.4% 8/15/14	2,175,000	1,918,509
5.5% 3/1/16	1,270,000	1,087,544
5.625% 8/15/11	3,500,000	3,367,977
5.95% 2/15/17	695,000	602,705
6.5% 1/15/18	2,445,000	2,177,214
6.95% 3/15/11	1,535,000	1,568,174
Equity One, Inc. 6% 9/15/17	1,760,000	1,554,416
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,363,348
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	3,376,264
HRPT Properties Trust:
5.75% 11/1/15	670,000	601,036
6.25% 6/15/17	4,455,000	3,841,551
Liberty Property LP:
5.5% 12/15/16	1,715,000	1,515,973
6.625% 10/1/17	1,850,000	1,757,023
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,706,216
7.25% 3/15/09	1,085,000	1,098,284
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	786,299
6% 3/31/16	3,099,000	2,579,918
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,942,202
4.875% 8/15/10	4,120,000	4,112,028
5% 3/1/12	2,060,000	2,005,449
5.1% 6/15/15	2,220,000	2,039,494
5.375% 6/1/11	2,020,000	2,004,947
7.75% 1/20/11	595,000	636,643
UDR, Inc. 5.5% 4/1/14	2,690,000	2,590,349
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	836,907
Washington (REIT) 5.95% 6/15/11	3,015,000	3,111,583
		81,407,109
Real Estate Management & Development - 0.4%
ERP Operating LP:
5.375% 8/1/16	830,000	736,887
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
ERP Operating LP: - continued
5.5% 10/1/12	$ 2,785,000	$ 2,714,203
5.75% 6/15/17	2,375,000	2,162,777
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,626,544
Regency Centers LP:
5.875% 6/15/17	3,005,000	2,752,156
6.75% 1/15/12	2,035,000	2,070,763
		13,063,330
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (a)	3,610,000	2,287,209
6.3% 5/10/17 (a)	1,400,000	839,422
Independence Community Bank Corp. 3.75% 4/1/14 (f)	3,820,000	3,724,958
Residential Capital LLC 8% 6/1/12 (f)	6,000,000	2,940,000
Washington Mutual, Inc. 4.625% 4/1/14	4,255,000	2,999,775
		12,791,364
TOTAL FINANCIALS		345,482,808
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
AstraZeneca PLC:
5.9% 9/15/17	1,990,000	2,103,555
6.45% 9/15/37	1,485,000	1,593,381
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,960,148
		6,657,084
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,591,164
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,289,250
7.45% 5/1/34 (a)	420,000	392,700
		8,273,114
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. 5.5% 1/15/18	9,174,000	9,691,992
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	179,770	179,545

	Principal Amount	Value
6.978% 10/1/12	$ 526,026	$ 520,108
7.024% 4/15/11	2,180,000	2,165,067
7.858% 4/1/13	3,480,000	3,480,000
Continental Airlines, Inc. pass-thru trust certificates:
6.648% 3/15/19	1,765,587	1,739,103
6.795% 2/2/20	3,566,363	3,138,400
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22 (a)	2,976,888	2,966,152
7.57% 11/18/10	5,885,000	5,866,639
Northwest Airlines, Inc. pass-thru trust certificates 7.027% 11/1/19	3,024,000	2,880,360
Southwest Airlines Co. pass-thru trust certificates 6.15% 8/1/22	2,358,425	2,287,673
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,530,452	1,453,930
8.36% 7/20/20	5,415,799	5,388,720
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	1,760,797	1,655,150
6.071% 9/1/14	419,333	420,906
6.201% 3/1/10	178,274	176,492
6.602% 9/1/13	539,187	533,795
7.032% 4/1/12	1,247,669	1,235,192
7.186% 10/1/12	3,094,245	3,063,303
		39,150,535
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,099,272
Industrial Conglomerates - 0.7%
Covidien International Finance SA:
5.45% 10/15/12 (a)	2,155,000	2,223,100
6.55% 10/15/37 (a)	1,865,000	1,906,105
General Electric Co. 5.25% 12/6/17	7,130,000	7,120,161
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (a)	6,485,000	6,606,250
Hutchison Whampoa International (03/33) Ltd. 5.45% 11/24/10 (a)	3,600,000	3,717,940
Koninklijke Philips Electronics NV:
5.75% 3/11/18	2,284,000	2,327,179
6.875% 3/11/38	2,915,000	3,109,346
		27,010,081
Road & Rail - 0.0%
CSX Corp. 6.25% 4/1/15	2,000,000	2,028,122
TOTAL INDUSTRIALS		89,253,116
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37 (a)	$ 1,225,000	$ 1,278,121
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	198,185
National Semiconductor Corp. 6.15% 6/15/12	5,265,000	5,377,434
		5,575,619
TOTAL INFORMATION TECHNOLOGY		6,853,740
MATERIALS - 0.2%
Metals & Mining - 0.1%
United States Steel Corp. 6.65% 6/1/37	2,270,000	1,918,838
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,102,160
		5,020,998
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	1,900,000	1,899,324
TOTAL MATERIALS		6,920,322
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,388,287
AT&T, Inc.:
6.3% 1/15/38	364,000	351,961
6.8% 5/15/36	10,939,000	11,240,151
BellSouth Capital Funding Corp. 7.875% 2/15/30	620,000	685,180
British Telecommunications PLC 9.125% 12/15/30	2,250,000	2,794,446
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,469,345
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,133,427
6.45% 6/15/34	3,620,000	3,537,739
Sprint Capital Corp.:
6.875% 11/15/28	5,855,000	4,361,975
8.75% 3/15/32	1,195,000	1,009,775
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,820,120
7.2% 7/18/36	3,620,000	3,418,793
Telefonica Emisiones SAU:
6.221% 7/3/17	2,885,000	2,902,988
7.045% 6/20/36	4,335,000	4,532,451

	Principal Amount	Value
Verizon Communications, Inc.:
6.25% 4/1/37	$ 1,380,000	$ 1,317,434
6.4% 2/15/38	2,893,000	2,816,544
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,479,250
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,151,615
		53,411,481
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,758,512
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	804,905
8.125% 5/1/12	1,130,000	1,264,574
Sprint Nextel Corp. 6% 12/1/16	4,705,000	3,658,138
Vodafone Group PLC 5% 12/16/13	3,890,000	3,810,823
		11,296,952
TOTAL TELECOMMUNICATION SERVICES		64,708,433
UTILITIES - 3.9%
Electric Utilities - 2.0%
Alabama Power Co. 4.85% 12/15/12	4,095,000	4,225,201
AmerenUE 6.4% 6/15/17	6,509,000	6,840,529
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,845,000	4,899,056
Commonwealth Edison Co.:
5.4% 12/15/11	2,394,000	2,440,523
5.8% 3/15/18	4,010,000	3,988,919
6.15% 9/15/17	2,890,000	2,966,912
Duke Energy Carolinas LLC 5.25% 1/15/18	1,890,000	1,926,059
EDP Finance BV 6% 2/2/18 (a)	2,864,000	2,925,556
Enel Finance International SA:
6.25% 9/15/17 (a)	1,455,000	1,509,564
6.8% 9/15/37 (a)	5,224,000	5,268,326
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,834,658
6.75% 5/1/11	2,425,000	2,558,831
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,119,339
Illinois Power Co. 6.125% 11/15/17 (a)	1,465,000	1,448,668
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,196,650
Pennsylvania Electric Co. 6.05% 9/1/17	2,905,000	2,888,372
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	6,230,000	5,297,805
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	2,039,560
7.1% 3/1/11	3,932,000	4,232,491
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co. 5.95% 2/1/38	$ 2,520,000	$ 2,525,710
West Penn Power Co. 5.95% 12/15/17 (a)	3,275,000	3,401,798
		72,534,527
Gas Utilities - 0.3%
NiSource Finance Corp.:
5.4% 7/15/14	3,885,000	3,841,045
5.45% 9/15/20	2,135,000	1,894,424
6.4% 3/15/18	3,220,000	3,224,653
7.875% 11/15/10	925,000	1,005,523
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	203,757
		10,169,402
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,099,207
Exelon Generation Co. LLC 6.2% 10/1/17	6,685,000	6,623,652
PPL Energy Supply LLC:
5.7% 10/15/35	4,175,000	4,031,301
6.2% 5/15/16	2,715,000	2,675,749
6.5% 5/1/18	2,640,000	2,624,435
TXU Corp. 5.55% 11/15/14	980,000	769,300
		22,823,644
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,622,963
6.25% 6/30/12	1,938,000	2,062,243
6.3% 9/30/66 (f)	9,255,000	8,463,966
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,743,156
MidAmerican Energy Holdings, Co.:
5.75% 4/1/18 (a)	1,800,000	1,817,701
5.875% 10/1/12	2,880,000	3,043,348
6.5% 9/15/37	3,280,000	3,287,134
National Grid PLC 6.3% 8/1/16	7,820,000	8,033,032
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	2,740,000	2,444,899
WPS Resources Corp. 6.11% 12/1/66 (f)	2,330,000	2,008,516
		38,526,958
TOTAL UTILITIES		144,054,531
TOTAL NONCONVERTIBLE BONDS (Cost $877,944,706)		854,159,266
U.S. Government and Government Agency Obligations - 21.5%
	Principal Amount	Value
U.S. Government Agency Obligations - 2.8%
Fannie Mae:
3.25% 2/15/09	$ 3,286,000	$ 3,313,185
3.625% 2/12/13	4,230,000	4,303,069
4.75% 11/19/12	4,110,000	4,385,904
5% 2/16/12	12,000,000	12,887,520
5.125% 4/15/11	9,565,000	10,202,220
Federal Home Loan Bank 5.375% 8/19/11 (d)	8,940,000	9,682,297
Freddie Mac:
3.5% 5/29/13 (d)	13,595,000	13,685,108
4% 6/12/13	17,620,000	18,114,135
4.125% 12/21/12	9,200,000	9,554,421
4.75% 3/5/09 (d)	5,462,000	5,585,141
5.25% 7/18/11	413,000	444,075
5.75% 1/15/12	6,410,000	7,053,840
Tennessee Valley Authority 5.375% 4/1/56	2,375,000	2,512,539
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,020,000	2,042,121
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		103,765,575
U.S. Treasury Inflation Protected Obligations - 6.1%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14	160,018,535	173,113,789
2% 7/15/14	5,598,150	6,071,412
2.375% 4/15/11	14,142,687	15,189,645
2.625% 7/15/17	15,274,350	17,381,402
3.5% 1/15/11	12,126,000	13,406,830
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		225,163,078
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds:
5.375% 2/15/31	3,145,000	3,637,387
6.25% 5/15/30 (d)	18,578,000	23,747,904
U.S. Treasury Notes:
2.125% 1/31/10	7,200,000	7,261,315
2.5% 3/31/13 (b)	16,463,000	16,467,535
2.75% 2/28/13 (b)	140,112,000	142,033,526
3.375% 11/30/12	40,000,000	41,671,880
4.25% 8/15/14	80,000,000	87,437,520
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 8/15/17	$ 60,000,000	$ 66,384,360
4.875% 6/30/12	64,700,000	71,296,359
TOTAL U.S. TREASURY OBLIGATIONS		459,937,786
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $749,628,088)		788,866,439
U.S. Government Agency - Mortgage Securities - 37.2%

Fannie Mae - 32.5%
3.243% 9/1/33 (f)	3,070,914	3,064,056
3.716% 7/1/33 (f)	2,202,096	2,199,976
3.75% 10/1/33 (f)	228,560	227,960
3.783% 6/1/34 (f)	1,229,314	1,225,078
3.797% 10/1/33 (f)	2,608,130	2,591,062
3.841% 10/1/33 (f)	5,528,550	5,542,814
3.863% 6/1/33 (f)	182,987	182,295
3.907% 5/1/33 (f)	61,441	61,290
4% 8/1/18 to 6/1/19	3,286,907	3,208,967
4.006% 5/1/34 (f)	3,159,796	3,153,540
4.074% 10/1/18 (f)	149,310	149,499
4.081% 4/1/34 (f)	3,963,398	3,954,009
4.17% 1/1/35 (f)	509,063	513,761
4.175% 4/1/33 (f)	41,314	41,447
4.25% 2/1/35 (f)	249,755	252,394
4.261% 10/1/33 (f)	96,090	96,099
4.278% 6/1/33 (f)	88,884	89,212
4.302% 3/1/33 (f)	129,123	130,712
4.33% 4/1/35 (f)	85,898	86,280
4.344% 1/1/35 (f)	273,460	276,561
4.357% 5/1/35 (f)	159,941	159,818
4.359% 2/1/34 (f)	470,637	471,171
4.377% 8/1/33 (f)	392,444	391,294
4.391% 2/1/35 (f)	420,468	425,668
4.419% 8/1/34 (f)	686,882	687,965
4.434% 3/1/35 (f)	376,637	381,395
4.434% 3/1/35 (f)	203,079	203,952
4.436% 5/1/35 (f)	205,105	206,774
4.482% 3/1/35 (f)	844,498	856,225
4.498% 1/1/35 (f)	269,840	269,302
4.5% 4/1/18 to 10/1/35	90,580,598	89,226,390
4.5% 4/1/23 (b)	16,000,000	15,913,824
4.5% 2/1/35 (f)	3,418,685	3,423,348
4.506% 3/1/35 (f)	826,671	837,521
4.517% 5/1/35 (f)	622,087	622,894
4.529% 7/1/35 (f)	788,908	787,702

	Principal Amount	Value
4.559% 11/1/34 (f)	$ 702,756	$ 710,993
4.564% 2/1/35 (f)	2,550,582	2,586,152
4.57% 10/1/35 (f)	45,539	45,559
4.571% 7/1/35 (f)	817,925	814,738
4.593% 9/1/34 (f)	748,944	758,327
4.598% 2/1/35 (f)	684,097	693,615
4.627% 2/1/35 (f)	8,087,459	8,205,615
4.665% 11/1/34 (f)	847,517	858,518
4.696% 10/1/34 (f)	816,546	826,355
4.71% 5/1/35 (f)	3,354,062	3,355,632
4.713% 7/1/34 (f)	688,520	691,291
4.715% 12/1/34 (f)	520,418	527,177
4.765% 12/1/34 (f)	222,088	225,011
4.808% 11/1/34 (f)	632,724	641,207
4.809% 6/1/35 (f)	963,682	964,424
4.858% 10/1/34 (f)	2,730,733	2,768,853
4.884% 3/1/35 (f)	59,543	60,232
4.888% 7/1/35 (f)	2,914,269	2,911,903
5% 10/1/17 to 2/1/38	148,452,980	148,453,373
5% 4/1/23 (b)	33,000,000	33,314,243
5% 4/1/38 (b)	25,000,000	24,742,285
5.016% 7/1/34 (f)	111,184	112,232
5.018% 3/1/35 (f)	1,405,710	1,414,875
5.057% 9/1/34 (f)	1,812,414	1,837,793
5.06% 5/1/35 (f)	1,256,338	1,256,402
5.078% 8/1/34 (f)	163,481	163,858
5.097% 5/1/35 (f)	3,329,032	3,329,082
5.131% 5/1/35 (f)	838,616	853,878
5.154% 5/1/35 (f)	2,406,053	2,450,323
5.168% 8/1/33 (f)	295,091	298,531
5.197% 5/1/35 (f)	2,802,173	2,856,476
5.218% 6/1/35 (f)	913,368	913,865
5.253% 5/1/36 (f)	1,281,978	1,292,789
5.281% 8/1/36 (f)	3,740,450	3,754,349
5.294% 4/1/36 (f)	3,880,418	3,930,813
5.295% 2/1/36 (f)	3,157,673	3,229,870
5.304% 12/1/35 (f)	1,543,237	1,578,185
5.322% 7/1/35 (f)	107,066	107,207
5.464% 2/1/36 (f)	4,476,446	4,579,041
5.5% 6/1/09 to 11/1/37	289,108,399	293,288,742
5.5% 4/1/34	8,361,231	8,476,851
5.5% 8/1/34	7,722,550	7,836,578
5.5% 4/1/38 (b)(c)	50,000,000	50,468,820
5.562% 9/1/36 (f)	1,574,464	1,593,107
5.597% 1/1/36 (f)	1,362,468	1,395,994
5.616% 7/1/37 (f)	878,321	900,747
5.657% 9/1/35 (f)	1,272,753	1,302,982
5.668% 10/1/35 (f)	1,445,832	1,458,758
5.788% 2/1/36 (f)	735,189	755,137
5.796% 1/1/36 (f)	821,116	843,538
5.827% 2/1/35 (f)	938,176	943,710
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.949% 2/1/35 (f)	$ 78,914	$ 79,586
5.969% 3/1/33 (f)	135,624	137,908
6% 6/1/14 to 2/1/38 (b)(c)	323,421,075	332,330,712
6% 12/1/32 (c)	25,000,000	26,090,500
6.032% 4/1/36 (f)	646,202	664,960
6.066% 1/1/35 (f)	228,142	231,809
6.099% 2/1/35 (f)	67,060	67,390
6.224% 6/1/36 (f)	319,130	323,874
6.231% 2/1/35 (f)	145,003	147,605
6.307% 4/1/36 (f)	604,210	623,921
6.5% 6/1/11 to 7/1/34	39,093,183	40,822,721
6.557% 9/1/36 (f)	3,678,255	3,803,546
7% 3/1/15 to 8/1/32	3,316,253	3,538,603
7.5% 8/1/08 to 11/1/31	2,654,394	2,872,237
8% 1/1/30 to 5/1/30	69,080	75,954
8.5% 3/1/25 to 6/1/25	1,260	1,388
TOTAL FANNIE MAE		1,191,105,005
Freddie Mac - 3.5%
3.378% 7/1/33 (f)	5,861,695	5,828,260
4% 2/1/20	3,368,855	3,281,130
4.297% 12/1/34 (f)	335,528	338,446
4.329% 3/1/35 (f)	566,056	571,441
4.377% 2/1/35 (f)	690,993	697,661
4.405% 6/1/35 (f)	370,542	370,243
4.417% 2/1/34 (f)	272,215	271,102
4.418% 3/1/35 (f)	400,574	404,810
4.418% 3/1/35 (f)	241,772	242,670
4.447% 3/1/35 (f)	363,537	367,434
4.5% 5/1/19	37,971	38,001
4.535% 2/1/35 (f)	648,173	655,733
4.623% 2/1/35 (f)	489,215	496,594
4.767% 10/1/34 (f)	1,066,138	1,078,689
4.818% 9/1/34 (f)	522,036	528,445
5.075% 4/1/35 (f)	1,379,804	1,379,270
5.131% 4/1/35 (f)	1,552,842	1,577,778
5.278% 3/1/36 (f)	580,413	581,881
5.435% 11/1/35 (f)	753,696	768,910
5.529% 1/1/36 (f)	2,031,033	2,073,222
5.604% 3/1/33 (f)	65,482	66,665
5.763% 10/1/35 (f)	553,473	565,802
5.846% 6/1/36 (f)	756,780	775,546
5.862% 1/1/35 (f)	526,231	533,935
6% 4/1/32 to 11/1/37	88,267,849	90,675,811
6.026% 7/1/37 (f)	3,823,568	3,919,642
6.027% 6/1/36 (f)	730,301	749,417
6.093% 4/1/36 (f)	1,143,649	1,174,886
6.1% 6/1/36 (f)	689,342	709,422
6.432% 10/1/36 (f)	3,689,585	3,808,703

	Principal Amount	Value
6.615% 7/1/36 (f)	$ 4,895,623	$ 5,062,381
6.71% 8/1/36 (f)	643,245	665,156
7.5% 5/1/17 to 11/1/31	301,231	324,189
8% 7/1/17 to 5/1/27	40,990	44,931
8.5% 3/1/20 to 1/1/28	182,498	200,862
TOTAL FREDDIE MAC		130,829,068
Government National Mortgage Association - 1.2%
4.5% 2/20/37 (f)	6,904,366	6,983,972
4.75% 1/20/34 (f)	1,496,580	1,493,566
5.25% 7/20/34 (f)	442,746	449,675
6% 8/15/08 to 11/15/34	12,956,048	13,432,798
6.5% 6/15/08 to 11/15/35	13,161,394	13,899,192
7% 1/15/28 to 11/15/32	5,729,713	6,060,394
7.5% 4/15/22 to 10/15/28	1,330,697	1,430,062
8% 2/15/17 to 11/15/30	148,864	163,802
8.5% 12/15/16 to 3/15/30	35,446	39,115
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		43,952,576
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,343,196,602)		1,365,886,649
Asset-Backed Securities - 2.7%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 2.9988% 11/25/50 (f)	154,580	120,436
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	200,000	199,804
Airspeed Ltd. Series 2007-1A Class C1, 5.3175% 6/15/32 (a)(f)	2,983,485	2,356,953
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	41,297	41,484
Class B1, 5.2% 3/6/11	305,000	296,851
Class C1, 5.28% 11/6/11	1,850,000	1,726,975
Class E1, 6.62% 5/6/13 (a)	349,323	344,083
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	216,667	216,722
Argent Securities, Inc. Series 2004-W5 Class M1, 3.1988% 4/25/34 (f)	1,730,000	1,266,266
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	589,359	592,313
Class B, 5.26% 10/15/10	945,000	961,507
Class C, 5.55% 1/18/11	5,965,000	6,078,151
Class D, 7.16% 1/15/13 (a)	645,000	645,593
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust: - continued
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	$ 445,000	$ 436,367
Class C, 5.77% 5/20/10 (a)	430,000	426,663
Class D, 6.15% 4/20/11 (a)	725,000	703,590
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,101,703
Class C, 5.73% 3/15/11	660,000	636,075
Class D, 6.05% 1/17/12	1,630,000	1,504,816
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,307,332
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	3,491,496
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 4.5988% 8/25/36 (a)(f)	255,000	18,784
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	593,606	497,246
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	1,544,606	1,553,504
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,129,165
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,278,372
Series 2007-B6 Class B6, 5.03% 11/8/12	7,680,000	7,657,498
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	1,647,858	1,657,328
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	1,992,471
Class C, 5.074% 6/15/35 (a)	1,862,000	1,738,643
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	714,000
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	4,735,105
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	5,175,000	4,654,266
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	1,223,527	1,232,287
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	736,873
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (a)(f)	270,974	162,584

	Principal Amount	Value
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	$ 2,010,000	$ 2,054,042
Series 2006-1:
Class A3, 5.13% 6/15/10	378,212	381,158
Class B, 5.29% 11/15/12	272,116	276,195
Class C, 5.34% 11/15/12	349,863	348,186
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,242,400
Class C, 4.13% 11/20/37 (a)	3,760,000	3,008,000
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 3.1288% 6/25/34 (f)	525,000	372,181
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (a)(f)	3,285,000	2,996,906
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	1,750,000	196,700
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.1188% 1/25/35 (f)	1,700,000	1,245,781
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	1,460,000	1,465,140
Class C, 5.77% 5/25/10 (a)	1,355,000	1,353,448
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,347,925
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.6688% 2/25/37 (f)	1,483,721	1,398,349
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 3.1988% 11/25/34 (f)	685,000	477,468
Structured Asset Securities Corp. Series 2007-BC4 Class A3, 2.8488% 11/25/37 (f)	1,990,220	1,810,416
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.2675% 3/15/11 (a)(f)	5,380,000	5,297,875
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 3.0375% 6/15/12 (f)	2,235,000	1,818,173
Class C, 3.3175% 6/15/12 (f)	1,335,000	986,699
Wachovia Auto Loan Owner Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	3,826,800
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	1,033,171	1,040,387
TOTAL ASSET-BACKED SECURITIES (Cost $106,957,254)		100,157,535
Collateralized Mortgage Obligations - 4.9%
	Principal Amount	Value
Private Sponsor - 1.8%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/49	$ 485,000	$ 342,599
Class C, 5.6984% 4/10/49	1,290,000	883,253
Class D, 5.6984% 4/10/49	650,000	419,734
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7599% 11/25/34 (f)	1,625,564	1,593,709
Series 2005-E Class 2A7, 4.6102% 6/25/35 (f)	2,680,000	2,303,192
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 4.3526% 2/25/37 (f)	317,965	307,091
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (f)	523,145	507,450
Class 3A1, 4.5626% 7/25/37 (f)	7,813,065	7,562,266
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 4.4087% 8/25/34 (f)	4,308,610	4,142,298
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6236% 11/25/34 (f)	1,702,180	1,671,218
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8377% 4/25/35 (f)	1,643,224	1,610,346
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 4.6675% 7/15/40 (f)	1,950,000	1,628,250
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (f)	6,185,000	5,801,887
JPMorgan Mortgage Trust:
Series 2006-A3 Class 6A1, 3.7664% 8/25/34 (f)	2,536,704	2,477,653
Series 2007-A1:
Class 1A1, 4.2012% 7/25/35 (f)	797,956	780,015
Class 3A2, 5.004% 7/25/35 (f)	8,549,266	8,383,412
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	414,188	404,610
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (f)	4,570,000	4,470,290
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8675% 10/25/35 (f)	2,934,588	2,776,639
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 4.7081% 6/10/35 (a)(f)	1,003,786	828,245

	Principal Amount	Value
Class B5, 5.3081% 6/10/35 (a)(f)	$ 685,844	$ 557,543
Class B6, 5.8081% 6/10/35 (a)(f)	404,239	322,110
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	175,984	180,720
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1675% 10/20/35 (f)	605,000	529,557
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7599% 9/25/36 (f)	2,890,000	2,533,374
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (f)	3,948,495	3,771,997
Series 2005-AR12 Class 2A6, 4.3292% 7/25/35 (f)	6,306,219	6,170,777
Series 2005-AR3 Class 2A1, 4.2043% 3/25/35 (f)	813,098	750,117
Series 2005-AR4 Class 2A2, 4.5224% 4/25/35 (f)	3,266,131	3,190,113
TOTAL PRIVATE SPONSOR		66,900,465
U.S. Government Agency - 3.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,366,310	3,498,879
Series 1999-57 Class PH, 6.5% 12/25/29	2,341,400	2,442,310
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.8563% 10/25/35 (f)	2,499,999	2,434,960
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	2,519,728	2,572,471
Series 2002-9 Class PC, 6% 3/25/17	434,032	446,240
Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	11,364,232
Class KD, 4.5% 7/25/18	2,625,000	2,655,379
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	194,758	195,099
Series 2004-86 Class KC, 4.5% 5/25/19	900,486	908,040
Series 2004-91 Class AH, 4.5% 5/25/29	1,913,695	1,924,076
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	$ 10,275,186	$ 10,602,168
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,918,044
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,332,768
Series 2702 Class WB, 5% 4/15/17	2,864,632	2,902,501
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,580,540
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,585,716
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,904,873
Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,964,549
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,525,918
Series 3117 Class PC, 5% 6/15/31	20,000,000	20,413,008
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	10,143,958
Series 2528 Class HN, 5% 11/15/17	3,195,000	3,236,909
Series 2750 Class ZT, 5% 2/15/34	2,378,406	2,126,445
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 Class SC, 23.295% 6/16/37 (f)	263,480	375,684
TOTAL U.S. GOVERNMENT AGENCY		114,054,767
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,995,309)		180,955,232
Commercial Mortgage Securities - 8.7%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0642% 2/14/43 (f)	1,435,000	1,504,329
Class A3, 7.1142% 2/14/43 (f)	1,545,000	1,646,873
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7219% 5/10/45 (f)	2,100,000	2,120,335
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,585,896

	Principal Amount	Value
Class A3, 5.39% 2/10/14	$ 1,985,000	$ 1,882,166
Series 2007-2 Class A1, 5.421% 1/10/12	2,156,735	2,137,403
Series 2007-3 Class A3, 5.6586% 6/10/49 (f)	6,100,000	5,930,027
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42	3,372,516	3,350,988
Series 2007-1 Class A2, 5.381% 1/15/49	1,545,000	1,511,106
Series 2001-3 Class H, 6.562% 4/11/37 (a)	4,889,139	4,854,234
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 2.9588% 4/25/34 (a)(f)	234,286	211,485
Series 2004-2 Class A, 3.0288% 8/25/34 (a)(f)	225,761	203,492
Series 2004-3:
Class A1, 2.9688% 1/25/35 (a)(f)	262,662	235,563
Class A2, 3.0188% 1/25/35 (a)(f)	21,889	19,105
Series 2005-4A Class A2, 2.9888% 1/25/36 (a)(f)	449,652	363,211
Series 2007-2A:
Class B1, 4.1988% 7/25/37 (a)(f)	208,090	122,130
Class B2, 4.8488% 7/25/37 (a)(f)	179,714	102,575
Class B3, 5.9488% 7/25/37 (a)(f)	203,361	115,688
Class M2, 3.0088% 7/25/37 (a)(f)	122,962	88,574
Class M3, 3.0888% 7/25/37 (a)(f)	122,962	85,486
Class M4, 3.2488% 7/25/37 (a)(f)	260,113	172,267
Class M5, 3.3488% 7/25/37 (a)(f)	231,737	148,763
Class M6, 3.5988% 7/25/37 (a)(f)	288,489	178,084
Series 2007-3:
Class B1, 3.5488% 7/25/37 (a)(f)	195,262	124,968
Class B2, 4.1988% 7/25/37 (a)(f)	514,782	314,017
Class B3, 6.5988% 7/25/37 (a)(f)	261,829	138,769
Class M1, 2.9088% 7/25/37 (a)(f)	173,073	115,682
Class M2, 2.9388% 7/25/37 (a)(f)	181,949	117,284
Class M3, 2.9688% 7/25/37 (a)(f)	297,331	208,132
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-3:
Class M4, 3.0988% 7/25/37 (a)(f)	$ 470,404	$ 319,875
Class M5, 3.1988% 7/25/37 (a)(f)	235,202	141,451
Class M6, 3.3988% 7/25/37 (a)(f)	177,511	102,140
Series 2007-4A:
Class B1, 5.1488% 9/25/37 (a)(f)	279,981	166,219
Class B2, 6.0488% 9/25/37 (a)(f)	1,061,995	639,587
Class M4, 4.1988% 9/25/37 (a)(f)	695,124	481,944
Class M5, 4.3488% 9/25/37 (a)(f)	695,124	468,180
Class M6, 4.5488% 9/25/37 (a)(f)	695,124	448,647
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(h)	2,393,925	81,393
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class AM, 5.7129% 6/11/40	1,898,000	1,735,126
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,898,693
Series 2007-PW15:
Class A1, 5.016% 2/11/44	1,933,843	1,899,744
Class X2, 0.3785% 2/11/44 (a)(f)(h)	140,113,271	2,457,461
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	1,405,000	1,029,665
Class C, 5.713% 6/11/40 (a)	1,170,000	779,968
Class D, 5.713% 6/11/40 (a)	1,170,000	711,431
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(f)	1,345,000	1,375,274
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,640,076	4,748,241
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	3,810,000	3,679,134
Series 2007-C6 Class A1, 5.622% 12/10/49 (f)	5,966,199	5,915,027
Series 2007-FL3A Class A2, 2.9575% 4/15/22 (a)(f)	2,595,000	2,279,545
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,617,992

	Principal Amount	Value
COMM pass-thru certificates:
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	$ 2,745,000	$ 2,723,759
Series 2004-LBN2 Class X2, 0.9354% 3/10/39 (a)(f)(h)	6,637,417	128,793
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	3,885,000	3,810,896
Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,204,239
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	2,750,000	2,716,293
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1999-C1 Class A2, 7.29% 9/15/41	3,818,078	3,905,137
Series 2000-C1 Class A2, 7.545% 4/15/62	1,582,805	1,631,520
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,185,817
Class A4, 4.75% 1/15/37	3,035,000	2,932,502
Series 1997-C2 Class D, 7.27% 1/17/35	779,098	781,257
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,025,023
Class D, 7.17% 5/17/40	595,000	617,116
Series 2001-CKN5 Class AX, 0.7274% 9/15/34 (a)(f)(h)	26,707,768	1,185,742
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	220,306
Series 2004-C1 Class ASP, 0.7795% 1/15/37 (a)(f)(h)	23,854,040	564,625
Series 2006-C1 Class A3, 5.5544% 2/15/39 (f)	3,895,000	3,818,066
Credit Suisse Mortgage Capital Certificates:
floater Series 200-TFL1 Class B, 2.9675% 2/15/22 (a)(f)	3,470,000	2,949,500
sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,359,725	1,349,848
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	2,159,541	2,154,792
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,390,181	3,526,763
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	3,720,000	3,637,707
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	$ 2,524,636	$ 2,534,040
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 3.2763% 11/5/21 (a)(f)	3,490,000	3,071,200
sequential payer:
Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,603,226
Series 2007-GG11 Class A2, 5.597% 12/10/49	13,805,000	13,403,320
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,721,813	1,704,537
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,443,087
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 3.32% 6/6/20 (a)(f)	405,000	364,500
Class D, 3.36% 6/6/20 (a)(f)	1,115,000	947,750
Class E, 3.45% 6/6/20 (a)(f)	2,220,000	1,864,800
Series 2007-EOP:
Class C, 3.4% 3/1/20 (a)(f)	1,335,000	1,234,875
Class D, 3.45% 3/1/20 (a)(f)	400,000	344,000
Class E, 3.52% 3/1/20 (a)(f)	670,000	616,400
Class F, 3.56% 3/1/20 (a)(f)	335,000	288,100
Class G, 3.6% 3/1/20 (a)(f)	165,000	140,250
Class H, 3.73% 3/1/20 (a)(f)	275,000	233,750
Class J, 3.93% 3/1/20 (a)(f)	395,000	331,800
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	2,725,000	2,688,884
Series 1998-GLII Class E, 6.9284% 4/13/31 (f)	1,615,000	1,614,033
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	2,990,000	2,974,091
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10:
Class A2, 5.778% 8/10/45	5,055,000	4,959,937
Class A4, 5.7992% 8/10/45 (f)	3,965,000	3,928,930
Series 2007-GG10 Class A1, 5.69% 8/10/45	1,964,401	1,943,564
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB14 Class A3B, 5.4861% 12/12/44 (f)	4,625,000	4,436,191
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	5,840,000	5,781,943
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,898,000	1,859,545

	Principal Amount	Value
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	$ 5,065,000	$ 4,765,779
Series 2007-LDPX Class A3, 5.412% 1/15/49	3,796,000	3,645,377
Series 2005-LDP3 Class A3, 4.959% 8/15/42	4,115,000	3,974,281
Series 2007-CB19:
Class B, 5.7442% 2/12/49	755,000	454,888
Class C, 5.7462% 2/12/49	1,971,000	1,202,921
Class D, 5.7462% 2/12/49	2,075,000	1,325,406
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,263,745	1,249,679
Class BS, 5.437% 1/15/49 (f)	1,725,000	1,325,848
Class CS, 5.466% 1/15/49 (f)	745,000	561,052
Class ES, 5.5457% 1/15/49 (a)(f)	4,663,000	3,104,237
LB Commercial Conduit Mortgage Trust Series 2007-C3:
Class F, 5.936% 7/15/44 (f)	1,815,000	1,127,329
Class G, 5.936% 7/15/44 (a)(f)	3,200,000	1,870,788
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,133,482	2,220,900
Series 2001-C3 Class A1, 6.058% 6/15/20	1,461,939	1,477,814
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,724,210
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,473,760
Series 2006-C6 Class A2, 5.262% 9/15/39 (f)	3,340,000	3,284,272
Series 2006-C7 Class A1, 5.279% 11/15/38	763,672	759,897
Series 2007-C1:
Class A1, 5.391% 2/15/40 (f)	1,105,248	1,100,570
Class A3, 5.398% 2/15/40	5,000,000	4,760,028
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,860,635
Series 2007-C2 Class AM, 5.493% 2/15/40 (f)	1,898,000	1,701,503
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	204,289	200,760
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,086,617
Series 2007-C1 Class A4, 5.8292% 6/12/50 (f)	3,796,000	3,799,533
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5:
Class A1, 4.275% 12/12/11	$ 992,814	$ 968,466
Class A3, 5.364% 8/12/48	4,298,000	3,919,346
Series 2007-9 Class A4, 5.7% 9/12/49	5,500,000	5,370,712
Series 2007-7 Class B, 5.75% 6/25/50	770,000	529,212
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-HQ3 Class A2, 4.05% 1/13/41	2,088,287	2,051,832
Series 2006-HQ10 Class A1, 5.131% 11/12/41	3,944,402	3,912,535
Series 2006-T23 Class A1, 5.682% 8/12/41	1,166,007	1,169,034
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (f)	4,745,000	4,629,061
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,783,552	1,748,465
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	3,741,393	3,693,961
Class AM, 5.6914% 4/15/49 (f)	1,898,000	1,732,081
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,181,701
Series 2005-IQ9 Class X2, 1.0456% 7/15/56 (a)(f)(h)	24,196,914	748,183
Series 2007-HQ12 Class A2, 5.6327% 4/12/49 (f)	4,920,000	4,851,750
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	1,537,011
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,479,841	2,580,195
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,565,443
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,247,645	1,226,592
Series 2007-C30:
Class A3, 5.246% 12/15/43	5,940,000	5,772,725
Class A4, 5.305% 12/15/43	3,240,000	2,957,051
Class A5, 5.342% 12/15/43	3,796,000	3,659,298
Series 2007-C31 Class A1, 5.14% 4/15/47	1,172,051	1,159,718

	Principal Amount	Value
Series 2007-C32 Class A2, 5.7358% 6/15/49 (f)	$ 1,255,000	$ 1,240,084
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	3,010,000	2,959,410
Series 2007-C30 Class E, 5.553% 12/15/43 (f)	6,257,000	3,805,820
Series 2007-C31:
Class AM, 5.591% 4/15/47	1,898,000	1,710,419
Class C, 5.6918% 4/15/47 (f)	2,455,000	1,672,121
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $335,693,242)		317,358,133
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	546,630
United Mexican States 5.875% 1/15/14	1,665,000	1,781,550
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,328,180
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	626,936
6.875% 3/15/12	425,000	457,039
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,687)		1,083,975
Fixed-Income Funds - 7.4%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $326,433,929)	3,282,116	270,085,326
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $3,520,000)	$ 3,520,000	2,908,947
Cash Equivalents - 2.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 16,654,667	$ 16,654,000
2.75%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Government Obligations) #	69,681,322	69,676,000
TOTAL CASH EQUIVALENTS (Cost $86,330,000)		86,330,000
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $4,013,910,937)	3,970,119,682
NET OTHER ASSETS - (8.3)%	(303,122,914)
NET ASSETS - 100%	$ 3,666,996,768
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	$ 4,400,000	3,432,000
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	1,600,000	(1,394,771)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 465,000	$ (108,941)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.8763% 11/25/34	Dec. 2034	341,902	(157,106)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 6.635% 8/25/34	Sept. 2034	135,917	(61,780)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	199,947	(58,030)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 11/24/34

	Jan. 2036	$ 1,600,000	$ (1,495,680)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,000,000	21,584
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	3,500,000	171,159
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	800,000	(8,493)
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	3,400,000	225,970

	Expiration Date	Notional Amount	Value
Receive from Goldman Sachs upon credit event of CSX Corp., par value of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 1,554,000	$ (4,819)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	1,554,000	(4,819)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	1,371,000	5,577
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	1,700,000	(7,657)
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	800,000	(8,493)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%

	March 2013	$ 1,700,000	$ (4,544)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	1,332
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	44,519
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	1,900,000	(1,443)
Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	610,794	(313,469)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36

	May 2036	$ 1,300,000	$ (1,144,483)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	3,100,000	(2,480,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	3,000,000	(2,400,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	2,600,000	(2,080,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,500,000	(1,200,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (e)

	Sept. 2037	$ 2,300,000	$ (1,840,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	1,800,000	(1,440,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	4,400,000	(3,520,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	August 2037	1,600,000	(1,280,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (e)	Sept. 2037	4,600,000	(3,680,000)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 212,154	$ (26,008)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	465,000	(179,092)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	(69,145)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon credit event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	1,900,000	(1,666,680)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 640,000	$ (345,775)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	(250,946)
Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley, Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36	Sept. 2036	3,700,000	(3,380,471)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	515,602	(162,902)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 210,015	$ (177,234)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	794,094	(371,412)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34	Oct. 2034	610,794	(313,798)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	474,251	(221,816)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32

	April 2032	$ 40,946	$ (34,965)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(489,653)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	538,711	(370,459)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	1,900,000	(1,676,199)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 1,900,000	$ (1,198,482)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(377,923)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(164,980)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	2,000,000	(1,373,965)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ (15,705)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	(1,431)
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	(38,780)
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	(19,318)
TOTAL CREDIT DEFAULT SWAPS		$ 86,744,127	$ (33,719,526)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	849,794
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	445,706

	Expiration Date	Notional Amount	Value
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	$ 11,825,000	$ 800,091
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	235,273
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	1,500,000	69,261
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	72,268
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	50,000,000	3,886,775
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	30,000,000	2,397,126
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	1,519,658
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	4,547,975
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	$ 105,000,000	$ 9,288,374
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	15,000,000	1,336,401
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	32,000,000	2,964,173
Receive semi-annually a fixed rate equal to 5.45% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2012	25,000,000	2,417,308
TOTAL INTEREST RATE SWAPS		$ 423,050,000	$ 30,830,183
		$ 509,794,127	$ (2,889,343)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $224,973,600 or 6.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) A portion of the security is subject to a forward commitment to sell.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,219,089.
(e) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$16,654,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 3,000,398
Barclays Capital, Inc.	5,499,367
Lehman Brothers, Inc.	8,154,235
$ 16,654,000
$69,676,000 due 4/01/08 at 2.75%
BNP Paribas Securities Corp.	$ 6,575,159
Banc of America Securities LLC	8,603,471
Barclays Capital, Inc.	50,440,861
Deutsche Bank Securities, Inc.	4,056,509
$ 69,676,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 3,417,322
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 435,371,129	$ -	$ 140,227,903	$ 270,085,326	4.0%
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 3,970,119,682	$ 270,085,326	$ 3,690,350,156	$ 9,684,200
Other Financial Instruments*	$ (2,889,343)	$ -	$ 7,500,287	$ (10,389,630)
*Other financial instruments include swaps.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
	Investments in Securities	Other Financial Instruments
Beginning Balance	$ 2,137,852	$ (10,030,825)
Total Realized Gain (Loss)	2,125	-*
Total Unrealized Gain (Loss)	(857,027)	(186,004)
Cost of Purchases	6,020,700	-
Proceeds of Sales	(61,290)	-
Amortization/Accretion	709	-
Transfer in/out of Level 3	2,441,131	(172,801)
Ending Balance	$ 9,684,200	$ (10,389,630)
*The realized gain (loss) for derivative instruments is not included in the rollforward. For the period, the realized gain (loss) on these instruments totaled $0.

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $4,012,926,698. Net unrealized depreciation aggregated $42,807,016, of which $79,943,674 related to appreciated investment securities and $122,750,690 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008